N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Risks [Table Text Block]

“Under an Index Strategy, the maximum amount of loss that you could experience from negative Index performance at the end of an Index Strategy Term, after taking into account the current limits on Index loss provided under the Contract, is: 99% loss for a 1% Buffer; 95% loss for a 5% Buffer; 90% loss for a 10% Buffer; 85% loss for a 15% Buffer; 80% loss for a 20% Buffer; 70% loss for a 30% Buffer; or 0% loss for a 100% Buffer.”

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

“Under an Index Strategy, the maximum amount of loss that you could experience from negative Index performance at the end of an Index Strategy Term, after taking into account the current limits on Index loss provided under the Annuity, is: 99% loss for a 1% Buffer; 95% loss for a 5% Buffer; 90% loss for a 10% Buffer; 85% loss for a 15% Buffer; 80% loss for a 20% Buffer; 70% loss for a 30% Buffer; or 0% loss for a 100% Buffer. The Company does not guarantee that the Annuity will always offer Index Strategies that limit Index losses, which would mean risk of loss of the entire amount invested.”

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

“The Annuity offers Index Strategies with 1%, 5%, 10%, 15%, 20%, 30% and 100% Buffers. The Buffer for an Index Strategy will not change during an Index Strategy Term.”

In the “Enhanced Cap Rate Index Strategy” section, the fifth, sixth and seventh paragraphs are revised and restated as follows:

“The Enhanced Cap Rate Index Strategy is available in 1-Year, 3-Year and 6-Year Terms.

A different Cap Rate and Spread may be declared for different Indices, Buffers, and Index Strategy Terms. We set the Cap Rates and Spreads at our sole discretion, subject to the Guaranteed Minimum Cap Rate and Guaranteed Maximum Spread. We consider various factors in declaring Cap Rates and Spreads, including our hedging costs and techniques, administrative expenses, regulatory and tax requirements, market conditions, and competitive factors.

For Enhanced Cap Rate Index Strategies, the Guaranteed Minimum Cap Rate equals 1% and the Guaranteed Maximum Spread equals 3% for a one-year Index Strategy Term; the Guaranteed Minimum Cap Rate equals 5% and the Guaranteed Maximum Spread equals 6% for a three-year Index Strategy Term; and the Guaranteed Minimum Cap Rate equals 10% and the Guaranteed Maximum Spread equals 9% for a six-year Index Strategy Term.”

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Certain Investment Options may not be available through certain financial intermediaries. See “Appendix B: Financial Intermediary Variations” and the Cover Page of the statutory prospectus for additional information.

Index-Linked Options

The following is a list of Index Strategies currently available under the Contract. We may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index Strategies, and terminate existing Index Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at  www.prudential.com/flexguard2-rates.

Note: If value is withdrawn from an Index Strategy before the end of its Index Strategy Term, we will apply an Interim Value adjustment. This may result in a significant reduction in the Index Strategy value that could exceed any protection from Index loss that would be in place if you waited until the end of the Strategy Term to make the withdrawal. A Market Value Adjustment may also apply.

See “Description of Insurance Company, Separate Account, and Investment Options” in the statutory prospectus for a description of the Index Strategies’ features. See “Charges and Adjustments” in the statutory prospectus for more information about Interim Value adjustments.

Index	Type of Index	Index Strategy Term	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Index Strategy Term)	Minimum Limit on Index Gain (for the life of the Index Strategy)
Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Enhanced Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Step Rate Plus Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
MSCI EAFE[1]	International Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	10% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
Tiered Participation Rate Index Strategy
S&P 500®[1]	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dual Directional Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Participation Rate with Cap Strategy
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%

1. This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

2. This Index is an ETF. Index Values are based on the ETF’s closing prices. The Index Values reflect a “price return,” not a “total return,” and therefore do not reflect the dividends paid on the securities in which the ETF invests. In addition, fees and costs are deducted from the ETF, which reduces the ETF’s performance. These factors will reduce the Index Return and may cause the Index to underperform a direct investment in the ETF or the securities which the ETF invests.

•	Depending on the Index Strategy, the maximum amount of loss that you could experience from negative Index performance, after taking into account the current limits on Index loss provided under the Annuity, ranges from 0% (with 100% Buffer) to 99% (with 1% Buffer).
•	The Company does not guarantee that the Annuity will always offer Index Strategies that limit Index losses, which would mean risk of loss of the entire amount invested.
•	The Company limits the amount you can earn on an Index Strategy.
o	For Cap Rate Index Strategies, the Guaranteed Minimum Cap Rate equals 1% for a one-year Index Strategy Term, 5% for a three-year Index Strategy Term and 10% for a six-year Index Strategy Term.
o	For Enhanced Cap Rate Index Strategies, the Guaranteed Minimum Cap Rate equals 1% and the Guaranteed Maximum Spread equals 3% for a one-year Index Strategy Term; the Guaranteed Minimum Cap Rate equals 5% and the Guaranteed Maximum Spread equals 6% for a three-year Index Strategy Term; and the Guaranteed Minimum Cap Rate equals 10% and the Guaranteed Maximum Spread equals 9% for the six-year Index Strategy Term.
o	For Step Rate Plus Index Strategies, the Guaranteed Minimum Step Rate equals 1% and the Guaranteed Minimum Participation Rate equals 60%.
o	For Tiered Participation Rate Index Strategies, the Guaranteed Minimum Participation Rate equals 100% and the Guaranteed Maximum Tier Level equals 35%.
o	For Dual Directional Index Strategies, the Guaranteed Minimum Cap Rate equals 1% for a one-year Index Strategy Term and 10% for a six-year Index Strategy Term.
o	For Participation Rate with Cap Strategy, the Guaranteed Minimum Participation Rate equals 100% and the Guaranteed Minimum Cap equals 10% for a six-year Index Strategy Term.

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Separate Account, and Investment Options” in  the statutory prospectus.

Note: If value is withdrawn from the Fixed Account, a Market Value Adjustment may apply. This may result in a significant reduction in your Fixed Account Value. For more information about Market Value Adjustments, please refer to the ”Charges and Adjustments” section of the statutory prospectus.

Name	Term	Minimum Guaranteed Interest Rate*
Fixed Account	1-Year	0.25%

*The Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state.

Index-Linked Option [Line Items]
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Index Strategy Term	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Index Strategy Term)	Minimum Limit on Index Gain (for the life of the Index Strategy)
Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Enhanced Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Step Rate Plus Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
MSCI EAFE[1]	International Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	10% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
Tiered Participation Rate Index Strategy
S&P 500®[1]	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dual Directional Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Participation Rate with Cap Strategy
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	This Index is an ETF. Index Values are based on the ETF’s closing prices. The Index Values reflect a “price return,” not a “total return,” and therefore do not reflect the dividends paid on the securities in which the ETF invests. In addition, fees and costs are deducted from the ETF, which reduces the ETF’s performance. These factors will reduce the Index Return and may cause the Index to underperform a direct investment in the ETF or the securities which the ETF invests.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Separate Account, and Investment Options” in  the statutory prospectus.

Note: If value is withdrawn from the Fixed Account, a Market Value Adjustment may apply. This may result in a significant reduction in your Fixed Account Value. For more information about Market Value Adjustments, please refer to the ”Charges and Adjustments” section of the statutory prospectus.

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Account	1-Year	0.25%

Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

“Under an Index Strategy, the maximum amount of loss that you could experience from negative Index performance at the end of an Index Strategy Term, after taking into account the current limits on Index loss provided under the Contract, is: 99% loss for a 1% Buffer; 95% loss for a 5% Buffer; 90% loss for a 10% Buffer; 85% loss for a 15% Buffer; 80% loss for a 20% Buffer; 70% loss for a 30% Buffer; or 0% loss for a 100% Buffer.”

Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

“Under an Index Strategy, the maximum amount of loss that you could experience from negative Index performance at the end of an Index Strategy Term, after taking into account the current limits on Index loss provided under the Annuity, is: 99% loss for a 1% Buffer; 95% loss for a 5% Buffer; 90% loss for a 10% Buffer; 85% loss for a 15% Buffer; 80% loss for a 20% Buffer; 70% loss for a 30% Buffer; or 0% loss for a 100% Buffer. The Company does not guarantee that the Annuity will always offer Index Strategies that limit Index losses, which would mean risk of loss of the entire amount invested.”

AB 500 Plus IndexSM [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
AB 500 Plus IndexSM [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
AB 500 Plus IndexSM [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
AB 500 Plus IndexSM [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
AB 500 Plus IndexSM [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
AB 500 Plus IndexSM [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Six Year Tiered Participation Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Six Year Tiered Participation Rate Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Six Year Tiered Participation Rate Index Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AB 500 Plus IndexSM [Member] | Three Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
AB 500 Plus IndexSM [Member] | Three Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
AB 500 Plus IndexSM [Member] | Three Year, Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
AB 500 Plus IndexSM [Member] | Three Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
AB 500 Plus IndexSM [Member] | Three Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities with Exposure to Global Equity Markets
Index-Linked Option Available, Tracked Index [Text Block]	AB 500 Plus IndexSM1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Dimensional International Equity Focus [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Dimensional International Equity Focus [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Dimensional International Equity Focus [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Dimensional International Equity Focus [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Dimensional International Equity Focus [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Dimensional International Equity Focus [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Dimensional International Equity Focus [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Dimensional International Equity Focus [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Dimensional International Equity Focus [Member] | Six Year Tiered Participation Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Dimensional International Equity Focus [Member] | Six Year Tiered Participation Rate Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Dimensional International Equity Focus [Member] | Six Year Tiered Participation Rate Index Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	Dimensional International Equity Focus[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Invesco QQQ ETF [Member] | One Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | One Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | One Year, Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | One Year, Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | One Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | One Year Enhanced Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Invesco QQQ ETF [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Invesco QQQ ETF [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Invesco QQQ ETF [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Invesco QQQ ETF [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Invesco QQQ ETF [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Invesco QQQ ETF [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Invesco QQQ ETF [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Invesco QQQ ETF [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Invesco QQQ ETF [Member] | Three Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Invesco QQQ ETF [Member] | Three Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Invesco QQQ ETF [Member] | Three Year, Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Invesco QQQ ETF [Member] | Three Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Invesco QQQ ETF [Member] | Three Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	Invesco QQQ ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
MSCI EAFE Index [Member] | One Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year, Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year, Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year Enhanced Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | One Year Step Rate Plus Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Rate Plus Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Index [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
MSCI EAFE Index [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
MSCI EAFE Index [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
MSCI EAFE Index [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
MSCI EAFE Index [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
MSCI EAFE Index [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Six Year Tiered Participation Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Six Year Tiered Participation Rate Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Six Year Tiered Participation Rate Index Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Index [Member] | Three Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
MSCI EAFE Index [Member] | Three Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
MSCI EAFE Index [Member] | Three Year, Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
MSCI EAFE Index [Member] | Three Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
MSCI EAFE Index [Member] | Three Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
S&P 500®1 [Member] | One Year Dual Directional Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Directional Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | One Year Dual Directional Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Directional Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | One Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | One Year Enhanced Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | One Year Step Rate Plus Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Rate Plus Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | One Year Step Rate Plus Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Rate Plus Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S&P 500®1 [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Dual Directional Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Directional Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Dual Directional Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Directional Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Dual Directional Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Directional Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
S&P 500®1 [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Six Year Tiered Participation Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Six Year Tiered Participation Rate Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Six Year Tiered Participation Rate Index Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S&P 500®1 [Member] | Three Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
S&P 500®1 [Member] | Three Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Standard and Poors 500 Index [Member] | One Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Standard and Poors 500 Index [Member] | One Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Standard and Poors 500 Index [Member] | One Year, Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Standard and Poors 500 Index [Member] | One Year, Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Standard and Poors 500 Index [Member] | Three Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Standard and Poors 500 Index [Member] | Three Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Standard and Poors 500 Index [Member] | Three Year, Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Large-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®1
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
iShares Russell 2000 ETF [Member] | One Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | One Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | One Year, Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | One Year, Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | One Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | One Year Enhanced Cap Rate Index Strategy 15% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Russell 2000 ETF [Member] | Six Year Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
iShares Russell 2000 ETF [Member] | Six Year Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
iShares Russell 2000 ETF [Member] | Six Year Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
iShares Russell 2000 ETF [Member] | Six Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
iShares Russell 2000 ETF [Member] | Six Year Enhanced Cap Rate Index Strategy 30% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
iShares Russell 2000 ETF [Member] | Six Year Participation Rate with Cap Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Russell 2000 ETF [Member] | Six Year Participation Rate with Cap Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Russell 2000 ETF [Member] | Six Year Participation Rate with Cap Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Participation Rate with Cap Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Russell 2000 ETF [Member] | Six Year Tiered Participation Rate Index Strategy 5% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	5.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Russell 2000 ETF [Member] | Six Year Tiered Participation Rate Index Strategy 1% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Tiered Participation Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Russell 2000 ETF [Member] | Three Year, Cap Rate Index Strategy 100% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
iShares Russell 2000 ETF [Member] | Three Year, Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
iShares Russell 2000 ETF [Member] | Three Year, Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
iShares Russell 2000 ETF [Member] | Three Year Enhanced Cap Rate Index Strategy 10% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
iShares Russell 2000 ETF [Member] | Three Year Enhanced Cap Rate Index Strategy 20% Buffer [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	U.S. Small-Cap Equities
Index-Linked Option Available, Tracked Index [Text Block]	iShares® Russell 2000 ETF[2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Enhanced Cap Rate Index Strategy
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%